Nature and Continuance of Operations and Going Concern (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Nature and Continuance of Operations and Going Concern [Abstract]
Cash	$ 328,086	$ 344,244	$ 1,150,891	$ 600,402
Working capital	8,791,555
Accumulated deficit	(103,036,910)	(97,423,507)
Shareholder's equity	1,548,794	(1,605,966)	11,566,819	$ 27,662,006
Loss for the year	$ (5,476,778)	$ (18,663,448)	$ (18,342,796)